DUE TO MEMBERS (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
RELATED-PARTY TRANSACTIONS
Due to members				$ 0	$ 5,169
Repayments of notes		$ 1,015	$ 1,169	21,467	2,210
Members
RELATED-PARTY TRANSACTIONS
Due to members				$ 0	5,200
Interest rate on notes				10.00%
Interest				$ 100	$ 400
Repayments of notes	$ 900
Shares issued in satisfaction of notes payable	357,000